Class A Common Stock Subject to Possible Redemption	12 Months Ended
Dec. 31, 2021
Class A Common Stock Subject To Possible Redemptions [Abstract]
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

NOTE 7 — CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

Class A Common Stock — The Company is authorized to issue up to 380,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At December 31, 2021, there were 23,000,000 shares of Class A common stock issued and outstanding, including Class A common stock subject to possible redemption which is presented as temporary equity. At December 31, 2020, there were no shares of Class A common stock issued or outstanding.